UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE              05/13/03
-----------------------     --------------------------    --------------------
     [Signature]                    [City, State]               [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-3529                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $48,456
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE

                           BRANDYWINE TRUST COMPANY
                                MARCH 31, 2003

                                                                        Shares
                                                              Value     or Prin   SH/   PUT/  Invstmnt  Other    Voting Authority
        Name of Issuer          Title of Class    CUSIP      (x$1000)   Amount    PRIN  CALL  Discrtion Mgrs   Sole     Shared None
        --------------          --------------    -----      --------   -------   ----  ----  --------- -----  ----     ------ ----
AT&T CORP NEW                         Common      00195750 5      560     34,563  SH          Sole      None    34,563
AT&T WIRELESS SERVICES INC            Common      00209A10 6      394     59,738  SH          Sole      None    59,738
ABBOTT LABS                           Common      00282410 0      376     10,000  SH          Sole      None    10,000
ALLIANCE CAP MGT HOLDING LP       Unit Ltd Partn  01855A10 1      346     12,000  SH          Sole      None    12,000
AMGEN CORP                            Common      03116210 0      495      8,603  SH          Sole      None     8,603
BP AMOCO PLC                          Common      05562210 4      400     10,354  SH          Sole      None    10,354
BAKER HUGHES INC                      Common      05722410 7      378     12,640  SH          Sole      None    12,640
BEST BUYS INC                         Common      08651610 1      240      8,900  SH          Sole      None     8,900
CISCO SYSTEMS                         Common      17275R10 2      369     28,401  SH          Sole      None    28,401
CITIGROUP INC                         Common      17296710 1      207      6,000  SH          Sole      None     6,000
COCA COLA COMPANY                     Common      19121610 0    1,296     32,007  SH          Sole      None    32,007
COMCAST CORP NEW CL A                 Common      20030N10 1    1,717     60,054  SH          Sole      None    60,054
CONOCOPHILLIPS                        Common      20825C10 4      603     11,242  SH          Sole      None    11,242
EPIX MED INC                          Common      26881Q10 1      352     44,000  SH          Sole      None    44,000
EMERSON ELEC CO                       Common      29101110 4      272      6,000  SH          Sole      None     6,000
ENBRIDGE ENERGY PARTNERS LP CL A      Common      29250R10 6      366      8,000  SH          Sole      None     8,000
EXXON MOBIL CORP                      Common      30231G10 2    6,191    177,149  SH          Sole      None   177,149
FEDERAL NATL MTG ASSN                 Common      31358610 9      261      4,000  SH          Sole      None     4,000
FIRST DATA CORP                       Common      31996310 4      296      8,000  SH          Sole      None     8,000
GENERAL ELEC CO                       Common      36960410 3    3,814    149,574  SH          Sole      None   149,574
GOLDMAN SACHS GROUP INC               Common      38141G10 4      272      4,000  SH          Sole      None     4,000
HOME DEPOT INC                        Common      43707610 2      244     10,000  SH          Sole      None    10,000
INTEL CORP                            Common      45814010 0      260     16,000  SH          Sole      None    16,000
J P MORGAN CHASE & CO                 Common      46625H10 0    1,607     67,785  SH          Sole      None    67,785
JOHNSON & JOHNSON                     Common      47816010 4      357      6,167  SH          Sole      None     6,167
KINDER MORGAN ENERGY PARTNERS, LP Unit Ltd Partn  49455010 6      296      8,000  SH          Sole      None     8,000
LIBERTY MEDIA CORP                   Com Ser A    53071810 5      202     20,800  SH          Sole      None    20,800
MAXIM INTEGRATED                      Common      57772K10 1      770     21,328  SH          Sole      None    21,328
MEDTRONIC INC                         Common      58505510 6      271      6,000  SH          Sole      None     6,000
MERCK & CO INC                        Common      58933110 7    1,660     30,301  SH          Sole      None    30,301
MICROSEMI CORP                        Common      59513710 0      124     11,287  SH          Sole      None    11,287
MONSANTO COMPANY (NEW)                Common      61166W10 1    1,176     71,682  SH          Sole      None    71,682
NORTEL NETWORKS CORP  NEW             Common      65656810 2       42     19,979  SH          Sole      None    19,979
NORTHERN BORDER PARTNERS LP       Unit Ltd Partn  66478510 2      306      8,000  SH          Sole      None     8,000
NORTHROP GRUMMAN CORP                 Common      66680710 2      469      5,470  SH          Sole      None     5,470
ORACLE SYSTEMS CORP                   Common      68389X10 5    1,291    118,991  SH          Sole      None   118,991
OPTIKA                                Common      68397310 1       14     10,000  SH          Sole      None    10,000
PFIZER INC                            Common      71708110 3      312     10,000  SH          Sole      None    10,000
PHARMACIA CORP                        Common      71713U10 2   18,195    420,199  SH          Sole      None   420,199
PORTAL SOFTWARE INC                   Common      73612610 3        9     11,904  SH          Sole      None    11,904
PROTEIN DESIGN LABS                   Common      74369L10 3       77     10,400  SH          Sole      None    10,400
QUALCOMM INC                          Common      74752510 3      288      8,000  SH          Sole      None     8,000
SCHLUMBERGER LTD                      Common      80685710 8      350      9,196  SH          Sole      None     9,196
SOVERIEGN BANCORP INC                 Common      84590510 8      277     20,000  SH          Sole      None    20,000
UNION PACIFIC CORP                    Common      90781810 8      364      6,620  SH          Sole      None     6,620
VIACOM INC                             CL B       92552430 8      292      8,000  SH          Sole      None     8,000
                                                               48,456  1,631,334                                      1,631,334


01864.0001 #404509